Earnings per Share (Tables)	12 Months Ended
Jan. 02, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table illustrates the computation of basic and diluted earnings per share for 2015, 2014 and 2013, respectively:

	2015	2014	2013
Numerator
Net income applicable to common shares	$473,398	$493,825	$391,758
Participating securities’ share in earnings	(1,653)	(1,555)	(895)
Net income applicable to common shares	$471,745	$492,270	$390,863
Denominator
Basic weighted average common shares	73,190	72,932	72,930
Dilutive impact of share-based awards	543	482	484
Diluted weighted average common shares	73,733	73,414	73,414

Basic earnings per common share
Net income applicable to common stockholders	$6.45	$6.75	$5.36
Diluted earnings per common share
Net income applicable to common stockholders	$6.40	$6.71	$5.32